Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of closing and average exchange rates for the most significant foreign currencies
Currency		Geographical area	Reporting entities	December 31, 2021	December 31, 2020	December 31, 2019
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9110	0.8840	0.9674
EUR	Euro	Europe	1	1.0361	1.0817	1.0855
AUD	Dollar	Australia	1	0.6620	0.6822	—

Currency		Geographical area	Reporting entities	2021	2020	2019
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9142	0.9581	0.9938
EUR	Euro	Europe	1	1.0810	1.0825	1.1128
AUD	Dollar	Australia	1	0.6866	0.6546	—

Schedule of estimated useful lives
Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years